CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Net revenue	¥ 4,895,633	¥ 3,434,620	¥ 4,477,929
Sales and marketing	656,603	573,974	1,553,344
Origination, servicing and other operating costs	976,172	776,841	760,858
Research and development expense	148,754	151,924	207,996
General and administrative	231,135	271,794	298,244
Related parties
Related Party Transaction [Line Items]
Net revenue	141,595	411,010	573,158
Sales and marketing	24	38	1,548
Origination, servicing and other operating costs	324,854	350,311	354,985
Research and development expense	52,468	65,268	85,893
General and administrative	¥ 19,567	¥ 35,368	¥ 49,225